Tax assets and liabilities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax Assets And Liabilities
Tax assets:	R$ 38,607,588	R$ 37,640,297	R$ 37,981,698
Temporary differences	33,086,551	32,884,314	32,113,436
Tax loss carry forwards	5,521,037	4,755,983	5,693,104
Social contribution taxes 18%			175,158
Total deferred tax assets	38,607,588	37,640,297	37,981,698
Tax liabilities:	3,642,000	2,225,190	4,546,595
Excess depreciation of leased assets	289,026		166,903
Adjustment to fair value of trading securities and derivatives	3,352,974	2,225,190	4,379,692
Total deferred tax liabilities	R$ 3,642,000	R$ 2,225,190	R$ 4,546,595